Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)		3,347,305	3,347,305	3,347,305
Potential issuance of shares to employees under long-term incentive plan (in shares)		217,418	226,032	327,749
Potential issuance of subscribed shares (in shares)			596,681	725,041
Profit/(loss) attributable to Atlantica		$ 43,380	$ (5,443)	$ (30,080)
Average number of ordinary shares outstanding - basic (in shares)		116,152,000	114,695,000	111,008,000
Average number of ordinary shares outstanding - diluted (in shares)		119,720,000	118,865,000	115,408,000
Earnings per share for the year - basic (in dollars per share)		$ 0.37	$ (0.05)	$ (0.27)
Earnings per share for the year - diluted (in dollars per share)	[1],[2]	$ 0.37	$ (0.09)	$ (0.28)

[1]	Antidilutive effect applied, where applicable (see Note 24)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the year ended December 31, 2023, as they have an antidilutive effect. For the years ended December 31, 2022, and December 31, 2021, the potential ordinary shares related to the long-term incentive plans granted to employees and the ATM program have not been considered in the calculation of diluted earnings per share as they have an antidilutive effect.